Property and equipment - Summary of the Breakdown of the Total Property and Equipment Assets by Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 32,622	$ 28,185	$ 24,627	$ 13,408
BRAZIL
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	8,726	9,481
CAYMAN ISLANDS
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	5,331	3,877
CHILE
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	5,888	7,702
COLOMBIA
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	2,595	1,144
UNITED KINGDOM
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	6,654	1,754
UNITED STATES
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	3,166	3,689
Other [Member]
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 262	$ 538